Debt - Schedule of Long-Term Debt, Net of Current Portion (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Long Term Debt Current And Noncurrent [Line Items]
Less: current portion	$ (1,083,142)		$ (1,358,489)
Total long-term debt, net of current portion	7,929,489	[1]	6,732,029	[1]
Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	9,012,631		8,090,518
Less: current portion	(1,083,142)		(1,358,489)
Total long-term debt, net of current portion	7,929,489		6,732,029
Russian ruble [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	5,144,906		4,227,227
Russian ruble [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,938,742		2,674,866
Rate p.a., minimum %	7.50%		6.00%
Rate p.a., maximum %	14.00%		14.00%
Russian ruble [Member] | Bonds issue [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,205,928		1,552,133
Rate p.a., minimum %	8.30%		7.40%
Rate p.a., maximum %	11.30%		10.00%
Russian ruble [Member] | Corporate lenders [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	236		228
Rate p.a., %	0.00%		0.00%
U.S. dollar-denominated [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	3,279,653		3,399,525
U.S. dollar-denominated [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,255,364		1,604,383
Rate p.a., minimum %	1.90%		0.00%
Rate p.a., maximum %	7.90%		8.10%
U.S. dollar-denominated [Member] | Corporate lenders [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	20,325		29,216
Rate p.a., minimum %	0.00%		0.00%
Rate p.a., maximum %	8.40%		12.00%
U.S. dollar-denominated [Member] | Syndicated loan [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	1,003,964		1,765,926
Rate p.a., minimum %			4.30%
Rate p.a., maximum %			6.00%
Rate p.a., %	5.30%
Euro-denominated [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	585,274		463,766
Euro-denominated [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	585,274		463,722
Rate p.a., minimum %	1.00%		2.00%
Rate p.a., maximum %	7.30%		8.10%
Euro-denominated [Member] | Corporate lenders [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations			44
Rate p.a., %	0.00%		0.00%
Turkish lira [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	2,798		0
Turkish lira [Member] | Banks and financial institutions [Member] | Long-term Debt [Member]
Long Term Debt Current And Noncurrent [Line Items]
Total Long-term obligations	$ 2,798
Rate p.a., %	11.90%

[1]	See Note 13